CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Class A common stock subject to possible redemption
Temporary equity, par value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares outstanding	11,500,000	11,500,000	0
Temporary equity, redemption price per share	$ 10.10	$ 10.10	$ 10.10
Class B Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	10,000,000	10,000,000	10,000,000
Common shares, shares issued	2,875,000	2,875,000	2,875,000
Common shares, shares outstanding	2,875,000	2,875,000	2,875,000
Class A Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	100,000,000	100,000,000	100,000,000